Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2020	Nov. 02, 2019	Oct. 31, 2020	Nov. 02, 2019	Feb. 01, 2020	Feb. 02, 2019	Feb. 03, 2018
Current tax expense:
Federal	$ 8,369	$ 0	$ 8,369	$ 0
State	2,168	575	3,656	2,135
Foreign	9	13	39	25
Total current expense	10,546	588	12,064	2,160
Deferred tax expense:
Federal	(10,024)	0	(10,024)	0
State	(1,715)	(59)	(1,715)	(223)
Foreign	0	(23)	0	(23)
Total deferred tax benefit	(11,739)	(82)	(11,739)	(246)
Income tax expense	$ (1,193)	$ 506	$ 325	$ 1,914
New Academy Holding Company, LLC
Current tax expense:
State					$ 2,501	$ 2,412	$ 2,580
Foreign					19	33	54
Total current expense					2,520	2,445	2,634
Deferred tax expense:
State					318	(514)	145
Foreign					(21)	20	2
Change in valuation allowance					0	0	0
Total deferred tax benefit					297	(494)	147
Income tax expense					$ 2,817	$ 1,951	$ 2,781